UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December
31, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only
one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
TT International
Address:
Moor House

120 London Wall

London EC2Y 5ET UK
13F File
Number:
28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting
Manager:
Name:
Austin Allison

Title:
Chief Compliance
Officer

Phone:
00 44 20 7509 1000

Signature,
Place,
and Date of
Signing:
Austin Allison
London, UK
January 13 2011
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for
this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
Nil
Form 13F Information Table
Entry Total:
40
Form 13F Information Table
Value Total:
$196,949


List of Other Included
Managers:
Nil
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FORM 13F INFORMATION TABLE












INVESTM
T
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALU
E
SHARES

DSCRETN
SOLE
SHARE
D
NONE


















ALBERTO-CULVER CO
Com
01307810
0
463
12500
SOLE
12500
0
0
ALLIS-CHALMERS ENERGY INC
Com
01964550
6
4392
619527
SOLE
619527
0
0
ANNALY CAPITAL MANAGEMENT IN
Com
03571040
9
4315
240800
SOLE
240800
0
0
ASSURED GUARANTY LTD
Com
G0585R10
6
3288
185788
SOLE
185788
0
0
BALDOR ELECTRIC
Com
05774110
0
1576
25000
SOLE
25000
0
0
BANK OF AMERICA CORP
Com
06050510
4
1481
7
111075
0
SOLE
111075
0
0
0
BB&T CORP
Com
05493710
7
1224
8
465900
SOLE
465900
0
0
BUCYRUS INTERNATIONAL INC
Com
11845910
9
536
465900
SOLE
465900
0
0
BURGER KING HOLDINGS INC
TENDERED
Com
12120820
1
2029
85000
SOLE
85000
0
0
CAPITAL ONE FINANCIAL CORP
Com
14040H10
5
8307
195200
SOLE
195200
0
0
CITIGROUP INC
Com
17296710
1
8850
187115
0
SOLE
187115
0
0
0
COMMSCOPE INC
Com
20337210
7
2185
70000
SOLE
70000
0
0
DEL MONTE FOODS CO
Com
24522P10
3
1880
100000
SOLE
100000
0
0
DISCOVER FINANCIAL SERVICES
Com
25470910
8
6153
332100
SOLE
332100
0
0
EXCO RESOURCES INC
Com
26927940
2
185
25000
SOLE
25000
0
0
GENZYME CORP
Com
37291710
4
7511
105500
SOLE
105500
0
0
HUNTINGTON BANCSHARES INC
Com
44615010
4
4227
612900
SOLE
612900
0
0
INFOSYS TECHNOLOGIES-SP ADR
ADR
45678810
8
3104
40800
SOLE
40800
0
0
ITAU UNIBANCO HOLDINGS SA
Com
46556210
6
6551
272866
SOLE
272866
0
0
JPMORGAN CHASE AND CO
Com
46625H10
0
9332
220000
SOLE
220000
0
0
KING PHARMACEUTICALS INC
Com
495582AJ
7
5058
360000
SOLE
360000
0
0
KKR & CO LP
Com
48248M10
2
1550
3
109180
0
SOLE
109180
0
0
0
LEGG MASON INC
Com
52490110
5
1055
29100
SOLE
29100
0
0
LENDER PROCESSING SERVICES
(UN*)
Com
52602E10
2
4058
137499
SOLE
137499
0
0
MECHEL-PREF SPONSORED ADR
ADR
58384050
9
7941
783680
SOLE
783680
0
0
MECHEL-SPONSORED ADR
ADR
58384010
3
707
24205
SOLE
19862
0
4343
NEW YORK COMMUNITY BANCORP
Com
64944510
3
1631
86563
SOLE
86563
0
0
PETROLEO BRASILEIRO S.A.-ADR
ADR
71654V40
8
6774
179040
SOLE
146988
0
32052
PMI GROUP INC/THE
Com
69344M10
1
7853
237980
0
SOLE
237980
0
0
0
PNC FINANCIAL SERVICES GROUP
Com
69347510
5
1327
9
218700
SOLE
218700
0
0
PRIDE INTERNATIONAL INC
Com
74153Q10
2
6936
210200
SOLE
210200
0
0
RADIAN GROUP INC
Com
75023610
1
9526
118050
0
SOLE
118050
0
0
0
REGIONS FINANCIAL CORP
Com
7591EP10
0
1501
1
214443
1
SOLE
214443
1
0
0
STERLITE INDUSTRIES INDI-ADS
ADS
85973720
7
2782
168200
SOLE
168200
0
0
SYNIVERSE HOLDINGS INC
Com
87163F10
6
1995
64700
SOLE
64700
0
0
TAIWAN SEMICONDUCTOR-SP ADR
ADR
87403610
6
1496
119300
SOLE
119300
0
0
TATA MOTORS LTD-SPON ADR
ADR
87656410
5
4054
138200
SOLE
138200
0
0
TENARIS SA-ADR
ADR
88031M10
9
7096
144889
SOLE
118868
0
26021
VALE SA-SP PREF ADR
ADR
91912E20
4
9950
329279
SOLE
270335
0
58944
ZIONS BANCORPORATION
Com
98970110
7
1440
9
594700
SOLE
594700
0
0









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